Related party transactions - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) director connectedPerson	Dec. 31, 2023 GBP (£) director connectedPerson	Dec. 31, 2022 GBP (£) connectedPerson director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Salaries and social security costs	£ 3,563,000,000	£ 3,389,000,000	£ 3,081,000,000
Provisions	2,198,000,000	1,916,000,000
Guarantees provided to key management personnel	0	0	0
Fee and commission expense	1,478,000,000	1,104,000,000	1,101,000,000
Customer deposits	451,794,000,000	441,953,000,000
Loans and advances to customers	441,907,000,000	433,124,000,000
Schroder Wealth Holdings Limited | Lloyds Banking Group plc
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense	4,000,000	4,000,000
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	113,000,000	133,000,000
Outstanding
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers	23,000,000	47,000,000
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank | Lloyds Banking Group plc
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Interest income on other financial assets	18,000,000	9,000,000	11,000,000
Interest expense on other financial liabilities	1,353,000,000	1,010,000,000	666,000,000
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank | Scottish Widows
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Fee and commission expense	310,000,000
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Salaries and social security costs	9,200,000	9,300,000	9,200,000
Outstanding commitments made by entity, related party transactions	29,000.0	23,600	2,100
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions	0	0	0
Provisions	£ 0	£ 0	£ 0
Interest rate on deposits (in percent)	6.25%	6.25%	5.00%
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	2.03%	1.09%	1.01%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	32.40%	32.40%	30.15%
Highest paid director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Salaries and social security costs	£ 4,966,000	£ 5,105,000	£ 5,160,000
Director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | director	5	6	3
Connected person
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | connectedPerson			0
Transactions and arrangements
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of connected persons | connectedPerson		0
Joint ventures and associates
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Balances on term deposits from customers	£ 12,000,000	£ 6,000,000
Connected Persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | connectedPerson	1